UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alfred J. Giuffrida
Title:     Managing Director
Phone:     415-986-7733
Signature, Place, and Date of Signing:

Alfred J. Giuffrida    San Francisco, California    July 9, 1999

report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $30,206


List of Other Included Managers:
 No.    13F File Number      Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

INTEVAC INC                    COM              461148108     1163   211600 SH       SOLE                   211600
IXC COMMUNICATIONS             COM              450713102    21024   534794 SH       SOLE                   534794
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3063    51000 SH       SOLE                    51000
METRA BIOSYSTEMS INC           COM              591591102      459   267212 SH       SOLE                   267212
OBJECT DESIGN INC              COM              674416102     1150   296722 SH       SOLE                   296722
SONUS PHARMACEUTICALS INC      COM              835692104     3348   645401 SH       SOLE                   645401